MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details Textual)		1 Months Ended			3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 23, 2016 USD ($) $ / shares shares	Jun. 15, 2016 USD ($) $ / shares shares	May 27, 2015 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	May 06, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jun. 22, 2016 USD ($)	May 04, 2016 USD ($)	Dec. 29, 2015 $ / shares	Sep. 02, 2014 USD ($)	May 30, 2014 $ / shares shares	Jan. 31, 2014 $ / shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Face Amount													$ 87,000		$ 15,060,000
Repayments of Debt								$ 8,500,000	$ 250,000	$ 250,000	$ 3,711,051
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 70,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ 129,000
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 20.00				$ 1.00			$ 20.00
Debt Conversion, Converted Instrument, Shares Issued | shares										342,323
Proceeds from Convertible Debt								2,863,095	0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 25.00
Other Payments to Acquire Businesses								1,258,105	0
Payments for (Proceeds from) Other Interest Earning Assets								1,300,000
Stock Issued During Period, Value, New Issues											3,557,403
Debt Inducement Of Conversion Of Convertible Debentures					$ 5,126,903	$ 0		5,126,903	0	$ 0	$ 6,661,275
Loss On Extinguishment Of Convertible Preferred Stock					540,000	$ 0		540,000	$ 0
Conversion Of Stock Conversion Rate Modification Inducement Charge Expense					3,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		$ 7,200,000
Working Capital Adjustments							$ 2,000,000
Commission Paid In Cash			$ 500,000
Stock Issued During Period, Shares, New Issues | shares				7,500
SOSV Investments, LLC [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Repayments of Debt		$ 500,000
T.R. Winston Company, LLC [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		159,091	68,182
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.50	$ 2.50
Commission Paid In Cash			$ 150,000
Stock Issued During Period, Shares, New Issues | shares			150
KES 7 Capital Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Commission Paid In Cash			$ 900,000
Series B Purchase Agreement [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			9,090,909
Convertible Preferred Stock Conversion Price | $ / shares			$ 1.10
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 2.50
Stock Issued During Period, Value, New Issues			$ 20,000,000
Series B Purchase Agreement [Member] | T.R. Winston Company, LLC [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			452,724
Series B Purchase Agreement [Member] | KES 7 Capital Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			820,000
Note Conversion Agreement [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Conversion, Original Debt, Amount		$ 4,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.10
Debt Conversion, Converted Instrument, Shares Issued | shares		3,636,363
Noninterest Expense Investment Advisory Fees		$ 350,000
Debt Inducement Of Conversion Of Convertible Debentures					$ 1,720,000		$ 1,720,000	$ 3,400,000
Series A Preferred Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																155,602
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 5.00		$ 2.41
Convertible Preferred Stock Conversion Price | $ / shares		$ 5.00														24.10
Conversion of Stock, Shares Issued | shares		1,500,000						1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 28.90
Stock Issued During Period, Shares, New Issues | shares		1,500,000
Series B Preferred Stock [Member] | T.R. Winston Company, LLC [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock Issued During Period, Shares, New Issues | shares		350
Convertible Debentures [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Conversion, Original Debt, Amount		$ 6,850,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00	$ 5.00			$ 5.00			$ 5.00
Debt Conversion, Converted Instrument, Shares Issued | shares		1,369,293
Convertible Notes [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Conversion, Original Debt, Amount		$ 4,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		2,300,000					2,300,000
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.10					$ 5.00
Proceeds from Convertible Debt							$ 5,800,000
Subordinated Unsecured Promissory Note [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Face Amount		$ 1,000,000										$ 1,000,000
LILIS ENERGY, INC [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Combination, Acquisition Related Costs					$ 5,100,000			$ 5,100,000
SOS Warrant [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Repayments of Debt		$ 500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 25.00				$ 25.00			$ 25.00
December 2015 and March 2016 Warrants [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	620,000				620,000		620,000	620,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.10				$ 0.10		$ 0.10	$ 0.10
December 2015 [Member] | Convertible Notes [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							2.50
May 2016 Warrants [Member] | Convertible Notes [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.10
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		5,785,119
Common Stock, Shares Ratio		0.4550916
Debt Instrument, Face Amount		$ 6,000,000
Noncash Merger Related Costs		3,220,000			$ 6,800,000			$ 7,400,000
Investment Advisory Fees		3,050,000
Business Combination, Acquisition Related Costs					$ 582,000			$ 746,000
Other Payments to Acquire Businesses							$ 2,000,000
Operating Expenses							508,000
Payments for (Proceeds from) Other Interest Earning Assets							$ 1,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		5,650,000
Brushy Resources, Inc [Member] | SOS Warrant [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Discount, Warrants Issued		169,000
Brushy Resources, Inc [Member] | Independent Bank [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Conversion, Original Debt, Amount		$ 11,400,000